UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                     ---------

                             Gabelli Gold Fund, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                             GABELLI GOLD FUND, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2003


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      Gold and gold equities performed strongly during 2003. The Gabelli Gold Fund appreciated by 49.4% for the year. This compares with a rise of 58.3% for the Lipper Gold Fund Average and a rise of 44.0% for the Philadelphia Gold and Silver ("XAU") Index of gold and silver stocks.

      2003 was a good year for exploration companies and hedged producers who, having underperformed for several years, staged a comeback.

      The top performers for the Fund included Monterrico Metals (+313.3%), Axmin (+278.8%), Golden Star Resources (+272.7%), Ivanhoe Mines (+213.5%) and Nevsun Resources (+191.0%). Among our laggards were companies based in South Africa whose margins were hit by the strengths of the Rand and other companies that had a specific issue. These included McWatters Mining (-80.8%), Golden Queen Mining (-40.0%), Croesus Mining (-27.1%), Agnico-Eagle Mines (-18.8%) and Meridian Gold (-17.1%).


                                Sincerely yours,
                                /s/BRUCE N. ALPERT
                                Bruce N. Alpert
                                President
February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI GOLD FUND, THE LIPPER GOLD FUND AVERAGE AND
                      THE PHILADELPHIA GOLD & SILVER INDEX

                  Gabelli Gold Fund      Lipper Gold Fund    Philadelphia Gold &
                  Class AAA Shares            Average            Silver Index
7/11/94                10,000                  10,000               10,000
12/94                  11,070                  10,040                9,940
12/95                  11,413                   9,476               10,948
12/96                  12,326                  10,189               10,614
12/97                   5,926                   5,879                6,745
12/98                   5,714                   5,237                5,909
12/99                   6,289                   5,427                6,291
12/00                   5,310                   4,489                4,863
12/01                   6,688                   5,332                5,233
12/02                  12,520                   8,685                7,514
12/03                  18,707                  13,751               10,816

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
                                                                                                             SINCE
                                                  QUARTER        1 YEAR        3 YEAR        5 YEAR      INCEPTION (B)
                                                  -------        ------        ------        ------      ------------
 Gabelli Gold Fund Class AAA Shares ............  20.87%         49.42%        52.16%         26.77%        6.83%

 Philadelphia Gold and Silver Index ............  19.62%         43.95%        30.39%         12.86%        0.98%
 Lipper Gold Fund Average ......................  25.05%         58.33%        44.82%         21.57%        4.16%

 Class A .......................................  20.85%         49.39%        52.15%         26.77%        6.83%
                                                  13.88%(c)      43.40%(c)     49.19%(c)      25.25%(c)     6.17%(c)
 Class B .......................................  20.62%         48.32%        51.79%         26.58%        6.75%
                                                  16.62%(d)      43.40%(d)     51.36%(d)      26.43%(d)     6.75%(d)
 Class C .......................................  20.69%         48.40%        51.82%         26.60%        6.76%
                                                  19.89%(d)      47.42%(d)     51.82%(d)      26.60%(d)     6.76%(d)

 (a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year are not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on July 25, 2001, January 17, 2001 and December 17, 2000, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) From commencement of investment operations on July 11, 1994.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
  Note: Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial and political factors.
--------------------------------------------------------------------------------

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           ------
              COMMON STOCKS -- 94.0%
              METALS AND MINING -- 94.0%
              AUSTRALIA -- 7.6%
     850,000  Adamus Resources Ltd.+ .............  $    675,500   $    794,135
   3,500,000  Apollo Gold Mining Ltd.+ ...........       478,007        474,673
     250,000  Centamin Egypt Ltd., Australia+ ....        42,282         56,509
   3,000,000  Centamin Egypt Ltd., London+ .......       460,729        711,588
   4,500,000  Croesus Mining NL ..................     2,006,851      2,102,123
     810,000  Kingsgate Consolidated Ltd. ........     2,073,051      2,343,528
   7,045,000  Lihir Gold Ltd. ....................     5,795,012      7,696,670
   1,499,287  MPI Mines Ltd.+ ....................       695,689      2,033,345
     300,000  Newcrest Mining Ltd. ...............     1,708,256      2,927,149
   7,675,000  Oxiana Ltd.+ .......................     4,090,399      6,071,857
     500,000  Sino Gold Ltd.+ ....................       926,562      1,092,501
   3,175,000  Tanami Gold NL+ ....................       451,007        526,284
     481,664  Troy Resources NL ..................       578,277        635,091
                                                    ------------   ------------
                                                      19,981,622     27,465,453
                                                    ------------   ------------
              IRELAND -- 0.0%
     214,771  Glencar Mining plc+ ................       140,524         18,743
                                                    ------------   ------------
              LATIN AMERICA -- 2.7%
     352,400  Compania de Minas
                Buenaventura SA, ADR .............     5,428,534      9,965,872
                                                    ------------   ------------
              NORTH AMERICA -- 58.1%
     689,000  Agnico-Eagle Mines Ltd.,
                New York .........................     9,432,696      8,316,230
      55,000  Agnico-Eagle Mines Ltd.,
                Toronto ..........................       751,332        665,235
      43,700  Almaden Minerals Ltd.+ .............        78,909         79,470
     921,000  Apollo Gold Corp.+ (b) .............     1,377,941      2,109,623
     865,300  Apollo Gold Corp.+ .................     1,632,468      1,982,038
     555,400  Arizona Star Resource Corp.+ .......       763,899      2,191,944
   1,000,000  Aurizon Mines Ltd.+ (b) ............       752,495      1,524,473
     900,000  Aurizon Mines Ltd.+ ................     1,044,048      1,372,026
   1,740,000  Axmin Inc.+ (b) ....................       468,441      1,683,111
     435,000  Barrick Gold Corp., New York .......     7,381,860      9,878,850
      42,000  Barrick Gold Corp., Toronto ........       926,157        952,617
     800,000  Crystallex International Corp.+ ....     2,309,185      2,208,000
     175,000  Cumberland Resources Ltd.+ .........       578,869        585,026
     100,000  Eldorado Gold Corp.,
                New York+ ........................       173,000        321,000
     467,500  Eldorado Gold Corp.,
                Toronto+ (b) .....................       568,659      1,465,177
   2,175,000  Eldorado Gold Corp.,
                Toronto+ .........................     2,935,696      6,816,599
     522,500  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ...............     8,942,525     22,012,925
     250,000  Frontier Pacific Mining Corp.+ .....       177,827        148,965
     445,000  Gabriel Resources Ltd.+ (b) ........       992,977      1,687,367
      16,000  Gabriel Resources Ltd.+ ............        60,525         60,669
      50,000  Gammon Lake
                Resources Inc.+ ..................       185,408        243,761
     441,000  Gammon Lake
                Resources Inc.+ (b) ..............     1,011,976      2,149,971
      45,000  Gateway Gold Corp.+ ................        85,940        100,987
     510,000  Glamis Gold Ltd., New York+ ........     5,391,686      8,731,200
     218,200  Glamis Gold Ltd., Toronto+ .........     1,509,577      3,762,040
     217,600  Goldcorp Inc., New York ............     1,964,178      3,470,720

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           ------
     213,200  Goldcorp Inc., Toronto .............  $  1,052,021   $  3,401,961
     102,000  Golden Queen Mining
                Co. Ltd.+ ........................        46,564         42,623
     350,000  Golden Star Resources Ltd.,
                New York+ ........................       385,685      2,439,500
     500,000  Golden Star Resources Ltd.,
                Toronto+ .........................       790,652      3,505,514
     100,000  Hecla Mining Co.+ ..................       705,395        829,000
     543,600  High River Gold Mines Ltd.+ ........       722,582        820,290
     275,000  IAMGOLD Corp., New York ............     1,450,965      1,908,500
   1,605,060  IAMGOLD Corp., Toronto .............     7,339,386     11,203,437
      30,000  Ivanhoe Mines Ltd.,
                New York+ ........................       114,450        238,800
     520,000  Ivanhoe Mines Ltd., Toronto+ .......     1,103,433      4,144,709
     250,000  Jaguar Mining Inc.+ ................       500,000        655,833
     655,000  Kinross Gold Corp.,
                New York+ ........................     4,417,177      5,233,450
     549,999  Kinross Gold Corp., Toronto+ .......     2,909,872      4,392,331
   2,613,000  McWatters Mining Inc.+ (b) .........       309,254        111,213
   1,762,000  McWatters Mining Inc.+ .............       208,536         74,993
     565,295  Meridian Gold Inc.,
                New York+ ........................     8,818,219      8,258,960
      70,000  Meridian Gold Inc., Toronto+ .......       301,514      1,025,421
     200,000  Metallic Ventures Gold Inc.+ .......     1,041,670      1,183,981
      45,000  Minefinders Corp. Ltd.+ (b) ........       206,869        369,124
      10,000  Minefinders Corp. Ltd.+ ............        80,709         82,027
     300,000  Miramar Mining Corp.,
                New York+ ........................       364,650        771,000
     200,000  Miramar Mining Corp.,
                Toronto+ (b) .....................       300,679        518,475
   1,970,000  Miramar Mining Corp.,
                Toronto+ .........................     2,232,247      5,106,984
      99,900  Moydow Mines
                International Inc. (b) ...........             0         53,342
         100  Moydow Mines
                International Inc. ...............             0             53
      60,000  Nevsun Resources Ltd.,
                New York+ ........................        69,834        312,000
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b) .....................       354,761        910,041
     650,000  Nevsun Resources Ltd.,
                Toronto+ .........................     1,531,937      3,380,151
     505,071  Newmont Mining Corp. ...............    16,216,785     24,551,501
   1,055,000  Northern Orion
                Resources Inc.+ (b) ..............     1,003,387      2,514,529
   1,051,000  Orezone Resources Inc.+                    630,462      1,032,904
     650,000  PilaGold Inc.+ .....................       440,601        553,298
     174,147  Placer Dome Inc., Australia ........     1,550,935      3,017,848
     753,000  Placer Dome Inc., New York .........     8,851,261     13,486,230
      65,000  Placer Dome Inc., Toronto ..........       836,246      1,165,448
     400,000  QGX Ltd.+ (b) ......................       311,365      1,857,226
     200,000  QGX Ltd.+ (a)(b) ...................       349,370        882,182
     550,000  Radius Explorations Ltd.+ ..........       611,972        629,909
   1,207,700  River Gold Mines Ltd.+ .............     2,001,540      3,831,743
   1,000,000  Strongbow Resources Inc.+ ..........       231,366        487,522
     400,000  Sunridge Gold Corp.+ ...............       979,512        968,853
   1,000,000  Tournigan Gold Corp.+ (a)(b) .......       184,560        360,224


                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           ------
              COMMON STOCKS (CONTINUED)
              NORTH AMERICA (CONTINUED)
     600,000  Wesdome Gold
                Mines Inc.+ (a)(b) ...............  $    496,465   $    551,364
     420,000  Wheaton River Minerals
                Ltd.+ (b) ........................       310,043      1,257,806
   2,070,000  Wheaton River Minerals Ltd.+ .......     1,945,206      6,199,187
     250,000  Wolfden Resources Inc.+ ............       948,059      1,096,924
     500,000  X-Cal Resources Ltd.+ ..............       206,025        317,276
                                                    ------------   ------------
                                                     126,962,495    210,255,711
                                                    ------------   ------------
              NORWAY -- 1.0%
   4,899,188  Kenor ASA+ .........................     2,595,305      3,667,322
                                                    ------------   ------------
              SOUTH AFRICA -- 18.6%
      56,700  Anglo American Platinum
                Corp. Ltd. .......................     2,022,822      2,476,112
     327,058  AngloGold Ltd., ADR ................    10,543,616     15,273,609
   1,500,000  Avgold Ltd.+ .......................     1,839,946      2,426,966
     175,000  Durban Roodepoort Deep Ltd.+ .......       717,500        540,075
   1,550,000  Durban Roodepoort
                Deep Ltd., ADR+ ..................     4,768,857      4,960,000
     125,000  Gold Fields Ltd. ...................     1,625,000      1,788,389
   1,253,249  Gold Fields Ltd., ADR ..............    15,702,486     17,470,291
      50,000  Harmony Gold Mining Co. Ltd. .......       775,000        812,734
     941,326  Harmony Gold Mining Co. Ltd.,
                ADR ..............................    12,873,455     15,277,721
      15,000  Impala Platinum Holdings Ltd. ......     1,028,266      1,303,371
     114,000  Impala Platinum Holdings Ltd.,
                ADR ..............................     2,553,975      4,952,810
                                                    ------------   ------------
                                                      54,450,923     67,282,078
                                                    ------------   ------------
              SWEDEN -- 0.4%
   1,650,000  Riddarhyttan Resources AB+ .........     1,026,980      1,513,488
                                                    ------------   ------------
              UNITED KINGDOM -- 5.6%
     255,000  Lonmin plc .........................     4,446,895      4,984,871
     533,333  Monterrico Metals plc+ .............       821,545      1,775,835
     498,600  Randgold Resources
                Ltd., ADR+ .......................     5,294,365     13,611,780
                                                    ------------   ------------
                                                      10,562,805     20,372,486
                                                    ------------   ------------
              TOTAL COMMON STOCKS ................   221,149,188    340,541,153
                                                    ------------   ------------
              WARRANTS -- 0.7%
              AUSTRALIA -- 0.1%
   2,375,000  Apollo Gold Mining Ltd.
                expire 11/30/05+ .................             1        123,471
                                                    ------------   ------------
              NORTH AMERICA -- 0.6%
     145,500  Apollo Gold Corp.
                expire 12/23/06+ (a)(b) ..........             0              0
     500,000  Axmin Inc.
                expire 6/20/04+ (a)(b) ...........             0        301,799
     100,000  Golden Star Resources Ltd.
                expire 02/14/07+ .................             0        395,434
   2,187,500  McWatters Mining Inc.
                expire 06/27/04+ (a)(b) ..........             0              2

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           ------
     527,500  Northern Orion Resources
                expire 05/29/08+ (a)(b) ..........  $          0   $    661,289
     500,000  Tournigan Gold Corp.
                expire 12/31/04+ (a)(b) ..........             0         30,954
     300,000  Wesdome Gold Mines Inc.
                expire 12/29/04+ (a)(b) ..........             0              0
     280,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ .................             0        500,522
     210,000  Wheaton River Minerals Ltd.
                expire 05/30/07+ (b) .............                      375,392
     500,000  X-Cal Resources Ltd.
                expire 05/30/07+ (a) .............             0         27,085
                                                    ------------   ------------
                                                               0      2,292,477
                                                    ------------   ------------
              TOTAL WARRANTS .....................             1      2,415,948
                                                    ------------   ------------
              GOLD BULLION -- 1.1%
              NORTH AMERICA -- 1.1%
      10,000  Gold Bullion+ (c) ..................     3,500,000      4,162,500
                                                    ------------   ------------
   PRINCIPAL
    AMOUNT
    ------
             U.S.  GOVERNMENT  OBLIGATIONS -- 4.6%
 $16,514,000 U.S.  Treasury Bills,
                0.822% to 0.940%++,
                01/02/04 to 03/25/04 .............    16,497,640     16,497,724
                                                    ------------   ------------
              TOTAL INVESTMENTS --
                100.4% ...........................  $241,146,829    363,617,325
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)%           (1,463,873)
                                                                   ------------
              NET ASSETS -- 100.0% .............................   $362,153,452
                                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ...................................   $246,231,495
                                                                   ============
              Gross unrealized appreciation ....................   $125,011,088
              Gross unrealized depreciation ....................     (7,623,258)
                                                                   ------------
              Net unrealized appreciation ......................   $117,387,830
                                                                   ============
----------------
 (a)  Security  fair  valued  under  procedures  established  by  the  Board  of
      Directors. At December 31, 2003, the market value of fair valued securities amounted to $2,814,899 or 0.8% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the market value of Rule 144A securities amounted to $21,374,684 or 5.9% of total net assets.
(c)   Share amount reported in ounces.
 +    Non-income producing security.
 ++   Represents  annualized yield at date of purchase.
ADR - American  Depository Receipt.

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $241,146,829) ................    $363,617,325
  Cash and foreign currency, at value
    (Cost $22,360) .........................................          24,914
  Receivable for Fund shares sold ..........................       2,640,255
  Receivable for investments sold ..........................         211,638
  Dividends and interest receivables .......................         168,407
  Net unrealized appreciation on forward
    foreign exchange contracts .............................              47
  Other assets .............................................          17,579
                                                                ------------
  TOTAL ASSETS .............................................     366,680,165
                                                                ------------
LIABILITIES:
  Payable for investments purchased ........................       2,216,190
  Payable for Fund shares redeemed .........................       1,715,214
  Payable for investment advisory fees .....................         302,465
  Payable for distribution fees ............................          78,388
  Other accrued expenses ...................................         214,456
                                                                ------------
  TOTAL LIABILITIES ........................................       4,526,713
                                                                ------------
  NET ASSETS applicable to 19,918,909
    shares outstanding .....................................    $362,153,452
                                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ..............................    $     19,919
  Additional paid-in capital ...............................     247,933,418
  Accumulated net investment loss ..........................      (4,619,636)
  Accumulated net realized loss on investment
    and foreign currency transactions .....................       (3,657,417)
  Net unrealized appreciation on investment
    securities and foreign currency transactions ..........      121,814,668
  Net unrealized appreciation on gold bullion .............          662,500
                                                                ------------
  TOTAL NET ASSETS ........................................     $362,153,452
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($352,112,658 / 19,365,256
    shares outstanding) ...................................           $18.18
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($5,479,572 / 301,664 shares outstanding) .............           $18.16
                                                                      ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge
    of 5.75% of the offering price at
    December 31, 2003) ....................................           $19.27
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,625,850 / 89,810 shares outstanding) ..............           $18.10(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,935,372 / 162,179 shares outstanding) .............           $18.10(a)
                                                                      ======
----------------------
  (a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $63,656) ..................    $ 2,053,083
  Interest .....................................................         77,836
                                                                    -----------
  TOTAL INVESTMENT INCOME ......................................      2,130,919
                                                                    -----------
EXPENSES:
  Investment advisory fees .....................................      2,185,890
  Distribution fees ............................................        560,597
  Shareholder services fees ....................................        189,416
  Shareholder communications expenses ..........................        113,454
  Registration fees ............................................        110,336
  Custodian fees ...............................................         89,587
  Legal and audit fees .........................................         70,852
  Directors' fees ..............................................         12,716
  Miscellaneous expenses .......................................         75,453
                                                                    -----------
  TOTAL EXPENSES ...............................................      3,408,301
                                                                    -----------
  NET INVESTMENT LOSS ..........................................     (1,277,382)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investment securities and
    foreign currency transactions ..............................      2,088,571
  Net realized gain on gold bullion ............................        274,252
  Net change in unrealized appreciation/
    depreciation on investment securities
    and foreign currency transactions ..........................     95,714,318
  Net change in unrealized appreciation on
    gold bullion ...............................................        662,500
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...............................................     98,739,641
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................................    $97,462,259
                                                                    ===========

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED               YEAR ENDED
                                                                          DECEMBER 31, 2003        DECEMBER 31, 2002
                                                                          -----------------        -----------------
OPERATIONS:
   Net investment loss ..................................................   $ (1,277,382)            $   (104,009)
   Net realized gain on investments and foreign currency transactions ...      2,362,823                2,250,614
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency transactions ......................................     96,376,818               23,765,431
                                                                            ------------             ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................     97,462,259               25,912,036
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class AAA ............................................................     (3,271,714)                      --
   Class A ..............................................................        (55,245)                      --
   Class B ..............................................................        (10,141)                      --
   Class C ..............................................................        (19,596)                      --
                                                                            ------------             ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................     (3,356,696)                      --
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
   Class AAA ............................................................    120,301,812               97,480,409
   Class A ..............................................................      4,855,098                       --
   Class B ..............................................................      1,151,262                       --
   Class C ..............................................................      2,215,322                       --
                                                                            ------------             ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...........    128,523,494               97,480,409
                                                                            ------------             ------------
REDEMPTION FEES:
   Redemption fees ......................................................        618,150                       --
                                                                            ------------             ------------
   NET INCREASE IN NET ASSETS ...........................................    223,247,207              123,392,445
NET ASSETS:
   Beginning of period ..................................................    138,906,245               15,513,800
                                                                            ------------             ------------
   End of period ........................................................   $362,153,452             $138,906,245
                                                                            ============             ============

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Gold Fund, Inc. (the "Fund") was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if, after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds, and then, among the Classes of shares. Such allocations are made on the basis of each Fund's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $14,442 and to decrease accumulated net realized loss on investments and foreign currency transactions for $13,908, with an offsetting adjustment to additional paid-in capital.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2003 was $3,356,696 of ordinary income. No distributions were made in 2002.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Accumulated capital loss carryforward .............   $ (3,194,388)
        Net unrealized appreciation .......................    117,387,830
        Net unrealized appreciation on
          foreign receivables and payables ................          6,673
                                                              ------------
        Total accumulated gain ............................   $114,200,115
                                                              ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $3,194,388. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $351,188 is available through 2006; $2,197,979 is available through 2007; $544,166 is available through 2008; and $101,055 is available through 2009.

For the year ended December 31, 2003, the Fund deducted net capital loss carryovers from prior years against its current year net capital gains in the amount of $2,406,303.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $538,533 and $3,203 for Class AAA and Class A, respectively, or 0.25% of average daily net assets, the annual limitation under each Plan. Class B and Class C incurred distribution costs of $7,373 and $11,488, respectively, or 1.00% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $140,034,999 and $26,755,881, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, Gabelli & Company, Inc. received $7,400 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares. The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the year ended 2003, the Fund reimbursed the

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses on the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at December 31, 2003.

The average daily amount of borrowings outstanding within the year ended December 31, 2003 was $354,877, with a related weighted average interest rate of 1.97%. The maximum amount borrowed at any time during the year ended December 31, 2003 was $7,723,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers and are no-load. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for twelve months after purchase.

The Fund imposes a redemption fee of 2.00% on Class AAA or Class A Shares that are redeemed within sixty days of purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders. The redemption fees returned to the assets of the Fund during the year ended December 31, 2003 amounted to $618,150.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                       YEAR ENDED
                                                           DECEMBER 31, 2003                DECEMBER 31, 2002
                                                    -----------------------------     ----------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                    -----------     -------------     -----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                    -----------------------------     ----------------------------
Shares sold ......................................   27,587,705     $ 374,079,239      30,619,102    $ 317,057,332
Shares issued upon reinvestment of dividends .....      168,650         3,074,482              --               --
Shares redeemed ..................................  (19,698,571)     (256,851,909)    (21,677,268)    (219,576,923)
                                                    -----------     -------------     -----------    -------------
    Net decrease .................................    8,057,784     $ 120,301,812       8,941,834    $  97,480,409
                                                    ===========     =============     ===========    =============
                                                               CLASS A                           CLASS A
                                                    -----------------------------     ----------------------------
Shares sold ......................................      376,078     $   5,840,331              --    $          --
Shares issued upon reinvestment of dividends .....        2,753            50,135              --               --
Shares redeemed ..................................      (77,167)       (1,035,368)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase .................................      301,664     $   4,855,098              --    $          --
                                                    ===========     =============     ===========    =============
                                                               CLASS B                           CLASS B
                                                    -----------------------------     ----------------------------
Shares sold ......................................      112,095     $   1,476,439              --    $          --
Shares issued upon reinvestment of dividends .....          306             5,546              --               --
Shares redeemed ..................................      (22,591)         (330,723)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase .................................       89,810     $   1,151,262              --    $          --
                                                    ===========     =============     ===========    =============
                                                               CLASS C                           CLASS C
                                                    -----------------------------     ----------------------------
Shares sold ......................................      237,287     $   3,449,690              --    $          --
Shares issued upon reinvestment of dividends .....        1,008            18,299              --               --
Shares redeemed ..................................      (76,116)       (1,252,667)             --               --
                                                    -----------     -------------     -----------    -------------
    Net increase .................................      162,179     $   2,215,322              --    $          --
                                                    ===========     =============     ===========    =============

GABELLI GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                -----------------------------------------------------------     --------------------------
                                                    Net
                Net Asset                      Realized and        Total                                                   Net Asset
   Period         Value,            Net         Unrealized         from            Net                                       Value,
   Ended        Beginning        Investment   Gain (Loss) on     Investment     Investment        Total        Redemption    End of
December 31,    of Period      Income (Loss)    Investments      Operations       Income      Distributions       Fees       Period
------------    ----------    --------------  --------------     ----------     ----------    -------------    ----------  ---------
CLASS AAA
  2003            $12.28       $(0.08)(c)        $ 6.11           $ 6.03          $(0.17)       $(0.17)           $0.04     $18.18
  2002              6.56        (0.02)(c)          5.74             5.72              --            --               --      12.28
  2001              5.26         0.07(c)           1.30             1.37           (0.07)        (0.07)              --       6.56
  2000              6.23        (0.00)(c)(b)      (0.97)           (0.97)             --            --               --       5.26
  1999              5.66        (0.03)             0.60             0.57              --            --               --       6.23

CLASS A (A)
  2003             12.28        (0.08)(c)          6.11             6.03           (0.19)        (0.19)            0.04      18.16

CLASS B (A)
  2003             12.28        (0.18)(c)          6.07             5.89           (0.11)        (0.11)            0.04      18.10

CLASS C (A)
  2003             12.28        (0.18)(c)          6.08             5.90           (0.12)        (0.12)            0.04      18.10





                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ------------------------------------------------------------------
                                             Net
                           Net Assets      Investment          Operating
   Period                    End of     Income (Loss) to       Expenses to         Portfolio
   Ended          Total       Period      Average Net         Average Net          Turnover
December 31,     Return+    (in 000's)       Assets             Assets(d)             Rate
------------     -------   -----------   ---------------      ------------         ----------
CLASS AAA
  2003            49.4%     $352,112         (0.58)%              1.55%               12%
  2002            87.2       138,906         (0.15)               1.67                53
  2001            26.0        15,514          1.19                2.46                37
  2000           (15.6)       13,329         (0.01)               2.49                21
  1999            10.1        14,177         (0.85)               2.38                52

CLASS A (A)
  2003            49.4         5,480         (0.58)               1.55                12

CLASS B (A)
  2003            48.3         1,626         (1.33)               2.30                12

CLASS C (A)
  2003            48.4         2,935         (1.33)               2.30                12



--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Class A, Class B and Class C shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B and Class C shares as the information for this period is not considered meaningful.
(b) Amount represents less than $0.005 per share.
(c) Based on average month-end shares outstanding.
(d) The Fund incurred interest expense during the years ended December 31, 2002, 2001, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.64%, 2.40%, 2.40% and 2.36%, respectively.

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Gabelli Gold Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gabelli Gold Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Gold Fund, Inc. at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ERNST & YOUNG

New York, New York
February 10, 2004

GABELLI GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Gold Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Gold Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                       HELD BY DIRECTOR
----------------       -----------    --------------      ----------------------                      --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI        Since 1994          24        Chairman of the Board and Chief Executive       Director of Morgan Group
Director                                              Officer of Gabelli Asset Management Inc. and    Holdings, Inc. (holding
Age: 61                                               Chief Investment Officer of Gabelli Funds,      company); Vice Chairman of
                                                      LLC and GAMCO Investors, Inc.; Vice             Lynch Corporation (diversified
                                                      Chairman and Chief Executive Officer of         manufacturing)
                                                      Lynch Interactive Corporation (multimedia
                                                      and services)

KARL OTTO POHL          Since 1994          33        Member of the Shareholder Committee of Sal      Director of Gabelli
Director                                              Oppenheim Jr. & Cie (private investment         Asset Management Inc.
Age: 74                                               bank); Former President of the                  (investment management);
                                                      Deutsche Bundesbank and Chairman of its         Chairman, Incentive Capital
                                                      Central Bank Council (1980-1991)                and Incentive Asset
                                                                                                      Management (Zurich);
                                                                                                      Director at Sal Oppenheim
                                                                                                      Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
-------------------------
E. VAL CERUTTI          Since 1994           7        Chief Executive Officer of Cerutti              Director of Lynch
Director                                              Consultants, Inc.; Former President and         Corporation (diversified
Age: 64                                               Chief Operating Officer of Stella D'Oro         manufacturing)
                                                      Biscuit Company (through 1992); Adviser,
                                                      Iona College School of Business

ANTHONY J. COLAVITA     Since 1994          35        President and Attorney at Law in the law firm                --
Director                                              of Anthony J. Colavita, P.C.
Age: 68

WERNER J. ROEDER, MD    Since 1994          26        Vice President/Medical Affairs Lawrence                      --
Director                                              Hospital Center and practicing private physician
Age: 63

ANTHONIE C. VAN EKRIS   Since 1994          20        Managing Director of BALMAC                     Director of Aurado
Director                                              International, Inc.(commodities);               Exploration, Inc. (oil and gas
Age: 69.                                                                                              operations)

DANIEL K. ZUCCHI        Since 1994           1        President of Daniel E. Zucchi Associates;                    --
Director                                              Formerly Senior Vice President
Age: 63                                               and Director of Consumer Marketing
                                                      of Hearst Magazine (through 1995)


                                       13


GABELLI GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                       HELD BY DIRECTOR
----------------       -----------    --------------      ----------------------                      --------------------
OFFICERS:
--------
BRUCE N. ALPERT         Since 2003          --        Executive Vice President and Chief Operating                 --
President                                             Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                               an officer of all mutual funds advised by
                                                      Gabelli Funds, LLC and its affiliates.
                                                      Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE          Since 1995          --        Vice President, General Counsel and Secretary                --
Secretary                                             of Gabelli Asset Management Inc. since 1999
Age: 40                                               and GAMCO Investors, Inc. since 1993; Secretary
                                                      of all mutual funds advised by Gabelli Advisers,
                                                      Inc. and Gabelli Funds, LLC

------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

  TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). THE PROSPECTUS GIVES A MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                             GABELLI GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                  BOARD OF DIRECTORS
Mario J. Gabelli, CFA                Werner J. Roeder, MD
CHAIRMAN AND CHIEF                   VICE PRESIDENT/MEDICAL AFFAIRS
INVESTMENT OFFICER                   LAWRENCE HOSPITAL CENTER
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                       Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER              MANAGING DIRECTOR
CERUTTI CONSULTANTS, INC.            BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                  Daniel E. Zucchi
ATTORNEY-AT-LAW                      PRESIDENT
ANTHONY J. COLAVITA, P.C.            DANIEL E. ZUCCHI ASSOCIATES

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

              OFFICERS AND PORTFOLIO MANAGER
Caesar Bryan                         Bruce N. Alpert
PORTFOLIO MANAGER                    RESIDENT

James E. McKee
SECRETARY

                     DISTRIBUTOR
               Gabelli & Company, Inc.

    CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
         State Street Bank and Trust Company

                    LEGAL COUNSEL
              Willkie Farr & Gallagher

[GRAPHIC OMITTED]

MARIO GABELLI PHOTO

GABELLI
GOLD
FUND,
INC.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB008Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors had not determined that it had a qualified audit committee financial expert serving on its audit committee. The registrant did, at its February 25, 2004 Board of Directors Meeting, determine that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 in 2003 and $27,000 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $3,250 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $65,750 in 2002.

(h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                Gabelli Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.